Loans Receivables (Details) - Schedule of Loans are Non-interest Bearing - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Schedule of Loans Are Non-Interest Bearing [Abstract]
Loan to related franchisees, gross	$ 18,913,509	$ 17,678,913
Discount based on imputed interest rate of 11.75%	(2,221,797)	(2,076,767)
Loan to related franchisees, net of discount	16,691,712	15,602,146
Provision for credit losses	(11,168,049)	(7,309,516)
Loan to related franchisees, net of discount and allowance	$ 5,523,663	$ 8,292,630